Fair Value Measurements - Company's Assets and Liabilities at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Level 1 [Member]
Assets
Cash equivalents	$ 299	$ 284
Derivatives (foreign currency forward contracts)
Total assets	299	284
Liabilities
Derivatives (foreign currency forward contracts)
Level 2 [Member]
Assets
Cash equivalents
Derivatives (foreign currency forward contracts)	6	8
Total assets	6	8
Liabilities
Derivatives (foreign currency forward contracts)	5	3
Level 3 [Member]
Assets
Cash equivalents
Derivatives (foreign currency forward contracts)
Total assets
Liabilities
Derivatives (foreign currency forward contracts)